Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Unusual Whales Subversive Democratic Trading ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	40.10%	28.39%
Unusual Whales Subversive Republican Trading ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	28.39%	15.47%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	24.69%